Equity - Stock based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 5.9	$ 1.9	$ 2.2
2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under plan	3,710,250
Stock options | 2008 & 2009 Plans | Full time employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under plan	6,388,663